Bank Overview - Additional Information (Detail)			12 Months Ended
	Aug. 02, 2018 $ / shares shares	Jul. 17, 2018 ₨ / shares shares	Mar. 31, 2019 ₨ / shares shares	Mar. 31, 2018 shares	Mar. 31, 2017 shares
Employees Stock Option Scheme
Nature Of Business [Line Items]
Total number of shares issued pursuant to exercise of stock options			23,772,304	32,544,550	34,359,200
Per ADS information (where 1 ADS represents 3 shares)
Nature Of Business [Line Items]
Shares issued	17,500,000
Shares issued, price per share | $ / shares	$ 104.00
Equity Shares
Nature Of Business [Line Items]
Shares issued	52,500,000
Qualified Institutional Placement (QIP)
Nature Of Business [Line Items]
Shares issued			12,847,222
Shares issued, price per share | ₨ / shares			₨ 2,160.0
Housing Development Finance Corporation Limited | Preferential Allotment
Nature Of Business [Line Items]
Shares issued		39,096,817
Shares issued, price per share | ₨ / shares		₨ 2,174.09
Housing Development Finance Corporation Limited
Nature Of Business [Line Items]
Equity ownership interest of the bank's largest shareholder			21.40%	20.90%